Financial risk management	12 Months Ended
Dec. 31, 2013
Financial Risk Management [Abstract]
Financial risk management
12	Financial risk management

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or valuation of its financial instruments.

The Company is exposed to financial risk related to fluctuation of foreign exchange rates. Foreign currency risk is limited to the portion of the Company’s business transactions denominated in currencies other than the United Sates dollar, primarily general and administrative expenses incurred in CDN dollars. The Company believes that the results of operations, financial position and cash flows would be affected by a sudden change in foreign exchange rates, but would not impair or enhance its ability to pay its CDN dollar accounts payable. The Company manages foreign exchange risk by converting its US to Canadian dollars as needed. The Company has only recently opened a US dollar bank account but maintains the majority of its cash in USD. As at December 31, 2013, Canadian dollar denominated accounts payable and accrued liabilities exposure in US dollars totaled $90,143.

a)	Foreign exchange risk

Foreign exchange risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. If foreign exchange rates were to fluctuate within +/-10% of the closing rate at year end the maximum exposure is $9,014.

Balances in foreign currencies at December 31, 2013 and 2012 are as follows:

	2013 CDN balances $	2012 CDN balances $

Trade payables	95,835	359,088
Cash	75,474	17,873

b)	Interest rate risk

The Company is subject to interest rate risk on its cash and cash equivalents and believes that the results of operations, financial position and cash flows would not be significantly affected by a sudden change in market interest rates relative to the investment interest rates due to the short-term nature of the investments. As at December 31, 2013, cash and cash equivalents held in Canadian dollar savings accounts or short-term investments of $70,961. The Company’s cash balance currently earns interest at standard bank rates. If interest rates were to fluctuate within +/-10% of the closing rate at year end the impact of the Company’s interest bearing accounts will be insignificant.

The only financial instruments that expose the Company to interest rate risk are its cash and cash equivalents.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in raising funds to meet cash flow requirements associated with financial instruments. The recent problems in the global credit markets have resulted in a drastic reduction in the ability of companies to raise capital through the public markets. See note 1 going concern, for additional comments relating to liquidity risk. The Company continues to manage its liquidity risk based on the outflows experienced for the year ended December 31, 2013 and is undertaking efforts to conserve cash resources wherever possible. The maximum exposure of the Company’s liquidity risk is $521,859 at December 31, 2013 (2012 - $1,389,744).

Credit risk

Credit risk arises from cash and cash equivalents, deposits with banks and financial institutions, as well as outstanding receivables. The Company limits its exposure to credit risk, with respect to cash and cash equivalents, by placing them with high quality credit financial institutions. The Company’s cash equivalents consist primarily of operating funds with commercial banks. Of the amounts with financial institutions on deposit, the following table summarizes the amounts at risk should the financial institutions with which the deposits are held cease trading:

The maximum exposure of the Company’s credit risk is $11,062 at December 31, 2013 (2012 - $45,499).

Cash and cash equivalents $	Insured amount $	Non-insured amount $

4,136,803	70,961	4,065,842

Concentration of credit risk

Financial instruments that subject the Company to credit risk consist primarily of cash and cash equivalents.

The Company places its cash and cash equivalents in accredited financial institutions and therefore the Company’s management believes these funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk such as foreign currency exchange contracts, option contracts or other hedging arrangements.